Securitizations	12 Months Ended
Mar. 31, 2011
Securitizations
Securitizations
(6)	Securitizations

The Company and certain subsidiaries securitize certain financial assets, such as lease, trade and mortgage loans receivable, and arrange other forms of asset-backed financing for the purpose of providing diversified and stable fund raising as part of their ongoing securitization activities. Historically, they have used Hitachi-supported and third-party Special Purpose Entities (SPEs) to execute securitization transactions funded with commercial paper and other borrowings. These securitization transactions are similar to those used by many financial institutions.

Investors in these entities only have recourse to the assets owned by the entity and not to their general credit, unless noted below. The Company and certain subsidiaries do not provide non-contractual support to SPEs and do not have implicit support arrangements with any SPEs. The majority of their involvement with SPEs related to the securitization activities are assisting in the formation and financing of an entity, providing limited credit enhancements, servicing the assets and receiving fees for services provided.

A portion of these lease, trade and mortgage loans receivable is transferred to SPEs sponsored by financial institutions, which operate those SPEs as a part of their businesses. Accordingly, the amount of assets transferred by the Company and its subsidiaries is considerably small compared to the total assets of the SPEs sponsored by these financial institutions that purchase a large amount of assets from entities other than the Company and its subsidiaries. In certain transactions, investors have recourse with a scope that is considerably limited.

The transferred assets have similar risks and characteristics to the Company's and certain subsidiaries' receivables recorded on the consolidated balance sheets. Accordingly, the performance, such as collections or expected credit loss, of these transferred assets has been similar to the receivables recorded on the consolidated balance sheets for the Company and certain subsidiaries; however, the blended performance of the pools of transferred assets reflects the eligibility screening requirements that the Company and certain subsidiaries apply to determine which receivables are selected for transfer. Therefore, the blended performance may differ from receivables recorded on the consolidated balance sheets.

Most of the transactions transferring lease and mortgage loans receivable utilize securitization trusts. In those transactions, certain subsidiaries initially transfer the receivables to trusts that had satisfied the conditions of Qualifying SPEs (QSPEs), which under guidance in effect through March 31, 2010 were excluded from the scope of consolidation provisions, and receive the beneficial interests in trusts originated from the transferred assets. Subsequently, the subsidiaries transfer the interests to and receive cash as consideration from SPEs that are not former QSPEs, as a part of securitization arrangements.

The remaining financial assets, consisting mainly of trade receivables, were transferred to former QSPEs established by certain of the Company's subsidiaries in the Cayman Islands. In those transactions, the Company and certain subsidiaries received cash as consideration from the former QSPEs that were funded through the issuance of asset-backed securities or other borrowings from investors that were secured by the transferred assets. The Company and certain subsidiaries retained subordinated interests in the transferred assets relating to these transactions, or otherwise investors had recourse with considerably limited scope. Furthermore, the Company and certain subsidiaries retained servicing responsibility, and certain of the Company's subsidiaries provided credit facilities to the former QSPEs in accordance with the service agency business contracts from which temporary payments on behalf of the former QSPEs were made. As of March 31, 2010, the Company and its subsidiaries had three QSPEs with outstanding balances of transferred receivables and the total amount of their assets was ¥117,159 million. Since the Company and its subsidiaries terminated the transactions with the former QSPEs by March 31, 2011, there are no outstanding balances of transferred receivables to the former QSPEs as of March 31, 2011. The Company and its subsidiaries did not hold any of the voting shares issued by those former QSPEs, and none of the directors of those former QSPEs were executives or employees of the Company or its subsidiaries. Additionally, the former QSPEs also purchased receivables from third-party customers.

In accordance with the new consolidation provisions effective April 1, 2010, the Company and certain subsidiaries are deemed to have a controlling financial interest and are the primary beneficiary of an SPE if it has both the power to direct the activities of the SPE that most significantly impact the SPE's economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the SPE. As a result of adoption of these provisions, the Company consolidated former QSPEs that were unconsolidated prior to April 1, 2010 using the carrying amounts of the SPEs' assets and liabilities as of April 1, 2010.

The incremental impact of adoption of these provisions on the Company's consolidated balance sheet as of April 1, 2010 is set forth in the following table. A net reduction of total equity of ¥17,919 million was principally relating to the reversal of previously recognized gains on sales of financial assets as a cumulative effect adjustment.

Yen (millions)
Net increase (decrease)
Cash and cash equivalents	12,030
Current portion of financial assets transferred to consolidated securitization entities	339,875
Prepaid expenses and other current assets	(33,283)
Investments and advances, including affiliated companies	(117,370)
Financial assets transferred to consolidated securitization entities	457,104
Other assets	12,202

Total assets	670,558

Current portion of long-term debt	(4,898)
Current portion of non-recourse borrowings of consolidated securitization entities	347,367
Other current liabilities	(55,163)
Long-term debt	(2,081)
Non-recourse borrowings of consolidated securitization entities	403,252

Total liabilities	688,477

Legal reserve and retained earnings	(7,732)
Accumulated other comprehensive loss	(2,977)
Noncontrolling interests	(7,210)

Total equity	(17,919)

Consolidated SPEs

The Company consolidated SPEs mainly because the Company has both the power to direct the activities of the SPEs that most significantly impact the SPEs' economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the SPEs. The consolidated SPEs are mainly trusts for the securitizations of lease receivables and mortgage loans receivable.

The table below summarizes the assets and liabilities of the consolidated SPEs as of March 31, 2011 by type of transferred financial assets that those SPEs hold:

	Yen (millions)
	2011
	Lease receivables	Mortgage loans receivable	Others	Total
Cash and cash equivalents	4,091	3,263	1,059	8,413
Current portion of financial assets transferred to consolidated securitization entities	109,589	11,236	62,734	183,559
Financial assets transferred to consolidated securitization entities	123,970	175,506	4,684	304,160

Current portion of non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	75,539	—	16,512	92,051
Beneficial interests in trusts	55,396	34,178	9,243	98,817

	130,935	34,178	25,755	190,868

Non-recourse borrowings of consolidated securitization entities:
Loans, mainly from banks	51,359	—	—	51,359
Beneficial interests in trusts	34,053	131,196	2,958	168,207

	85,412	131,196	2,958	219,566

The aggregate annual maturities of non-recourse borrowings of consolidated securitization entities after March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	96,379
2014	22,753
2015	14,724
2016	12,213
Thereafter	73,497

219,566

The assets and liabilities of the consolidated SPEs on the table above exclude intercompany balances that are eliminated in consolidation. Substantially, all of the assets of the consolidated SPEs can only be used to settle obligations of those SPEs.

Transfers to unconsolidated entities

The following information is related to financial assets transferred to unconsolidated entities and accounted for as sales. Those financial assets are transferred mainly to SPEs sponsored by financial institutions.

Securitizations of lease receivables:

Hitachi Capital Corporation and certain other financing subsidiaries sold lease receivables to unconsolidated SPEs and other entities. Net gains recognized on the sale of these lease receivables for the years ended March 31, 2011, 2010 and 2009 were ¥8,500 million, ¥10,017 million and ¥13,975 million, respectively. The subsidiaries retained servicing responsibilities, but did not record a servicing asset or liability because the cost to service the receivables approximated the servicing income.

The table below summarizes cash flows received from and paid to the SPEs and other entities during the years ended March 31, 2011, 2010 and 2009:

	Yen (millions)
	2011	2010	2009
Proceeds from transfer of lease receivables	120,197	167,483	254,211
Servicing fees received	—	72	78
Purchases of delinquent or ineligible assets	—	(60,983)	(46,760)

The amount of initial fair value of subordinated interests for the year ended March 31, 2011 was ¥18,403 million. The subordinated interests relating to securitizations of lease receivables are initially classified as Level 3 assets within the fair value hierarchy. The initial fair value of the subordinated interests is determined based on economic assumptions including weighted-average life, expected credit risks, and discount rates.

Key economic assumptions used in measuring the initial fair value of the subordinated interests resulting from securitizations of lease receivables completed during the year ended March 31, 2011 are as follows:

2011
Weighted average life (in years)	4.2
Expected credit loss	0.03-0.05%
Discount rate	0.38-0.80%

Quantitative information about delinquencies, net credit losses, and components of lease receivables subject to transfer and other assets managed together as of and for the years ended March 31, 2011 and 2010 is as follows:

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,025,462	140	1,128
Assets transferred	(158,461)

Assets held in portfolio	867,001

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Lease receivables	1,103,804	243	1,943
Assets transferred	(491,038)

Assets held in portfolio	612,766

As of March 31, 2011, the amount of the maximum exposure to loss was ¥32,194 million. It mainly consists of the subordinated interests and the obligations to purchase assets with a scope that is considerably limited relating to these securitizations of lease receivables. As of March 31, 2011 and 2010, the amounts of the subordinated interests measured at fair value relating to these securitizations of lease receivables were ¥ 18,941 million and ¥77,756 million, respectively.

Key economic assumptions used in measuring the fair value of the subordinated interests relating to securitizations of lease receivables as of March 31, 2011 and 2010 are as follows:

	2011	2010
Weighted average life (in years)	3.5	2.9
Expected credit loss	0.03%	0.01-0.05%
Discount rate	0.70-0.80%	0.31-0.69%

The sensitivity of the current fair value of the Company's interests to an immediate 10 and 20 percent adverse change in the assumptions as of March 31, 2011 and 2010 is as follows:

	Yen (millions)
	2011	2010
Expected credit loss:
Impact on fair value of 10% adverse change	(60)	(282)
Impact on fair value of 20% adverse change	(121)	(563)
Discount rate:
Impact on fair value of 10% adverse change	(47)	(103)
Impact on fair value of 20% adverse change	(94)	(204)

These securitizations were designed to transfer the lease receivables through trusts that satisfied the conditions of former QSPEs. These trusts were not consolidated for the year ended March 31, 2010. Since almost all of those trusts were consolidated upon the adoption of the new consolidation provisions, the lease receivables transferred to the consolidated trusts were recognized on the Company's consolidated balance sheet and classified as financial assets transferred to consolidated securitization entities on April 1, 2010.

Securitizations of trade receivables excluding mortgage loans receivable:

The Company and certain subsidiaries sold trade receivables excluding mortgage loans receivable mainly to unconsolidated SPEs and other entities. During the years ended March 31, 2011, 2010 and 2009, proceeds from the transfer of trade receivables excluding mortgage loans receivable were ¥521,335 million, ¥737,820 million and ¥884,953 million, respectively, and net gains and losses recognized on those transfers were a net gain of ¥140 million and net losses of ¥1,853 million and ¥4,245 million, respectively. The Company and certain subsidiaries retained servicing responsibilities, but did not record a servicing asset or liability because the cost to service the receivables approximated the servicing income.

Quantitative information about delinquencies, net credit loss, and components of trade receivables excluding mortgage loans receivable subject to transfer and other assets managed together as of and for the years ended March 31, 2011 and 2010 is as follows:

	Yen (millions)
		2011
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	733,090	2,698	1,025
Assets transferred	(232,374)

Assets held in portfolio	500,716

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Trade receivables excluding mortgage loans receivable	979,148	5,414	2,809
Assets transferred	(279,245)

Assets held in portfolio	699,903

As of March 31, 2011, the amount of the maximum exposure to loss was ¥36,067 million. It mainly consists of the subordinated interests and obligations to purchase assets with a scope that is considerably limited relating to these securitizations of trade receivables excluding mortgage loans receivable. As of March 31, 2011 and 2010, the amounts of the subordinated interests relating to these securitizations of trade receivables excluding mortgage loans receivable were ¥16,337 million and ¥45,249 million, respectively.

A portion of these trade receivables excluding mortgage loans receivable was transferred to former QSPEs, which were established by certain of the Company's subsidiaries, through March 31, 2011. During the years ended March 31, 2011, proceeds from the transfer of trade receivables excluding mortgage loans receivable to the former QSPEs and net losses recognized on those transfers were immaterial and there is no outstanding balance of transferred receivables in these former QSPEs as of March 31, 2011. During the years ended March 31, 2010 and 2009, proceeds from the transfer of trade receivables excluding mortgage loans receivable to the former QSPEs were ¥362,147 million and ¥490,647 million, respectively, and net losses recognized on those transfers were ¥616 million and ¥993 million, respectively. As of March 31, 2010, the outstanding balance of transferred receivables in these former QSPEs was ¥75,654 million.

Securitizations of mortgage loans receivable:

Hitachi Capital Corporation sold mortgage loans receivable to unconsolidated SPEs. For the years ended March 31, 2010 and 2009, no proceeds from the transfer of mortgage loans receivable were recorded. The subsidiary retained servicing responsibilities but did not record a servicing asset or liability because the cost to service the receivables approximated the servicing income.

Quantitative information about delinquencies, net credit loss, and components of mortgage loans receivable subject to transfer and other assets managed together as of and for the year ended March 31, 2010 is as follows:

	Yen (millions)
		2010
	Total principal amount of receivables	Principal amount of receivables 90 days or more past due	Net credit loss
Total assets managed or transferred:
Mortgage loans receivable	224,449	—	12
Assets transferred	(210,834)

Assets held in portfolio	13,615

As of March 31, 2010, the amount of the subordinated interests measured at fair value relating to securitizations of mortgage loans receivable was ¥37,661 million.

These securitizations were designed to transfer the mortgage loans receivable through trusts that satisfied the conditions of former QSPEs. These trusts were not consolidated for the year ended March 31, 2010. Since all of the trusts were consolidated upon the adoption of the new consolidation provisions, the mortgage loans receivable transferred to the consolidated trusts was recognized on the Company's consolidated balance sheet and classified as financial assets transferred to consolidated securitization entities on April 1, 2010.

Key economic assumptions used in measuring the fair value of the subordinated interests relating to securitizations of mortgage loans receivable as of March 31, 2010 are as follows:

2010
Weighted average life (in years)	10.4
Expected credit loss	0.02%
Discount rate	1.89-3.41%
Prepayment rate	0.33%

The sensitivity of the current fair value of the subordinated interests to an immediate 10 and 20 percent adverse change in the assumptions as of March 31, 2010 is as follows:

Yen (millions)
2010
Expected credit loss:
Impact on fair value of 10% adverse change	(162)
Impact on fair value of 20% adverse change	(323)
Discount rate:
Impact on fair value of 10% adverse change	(940)
Impact on fair value of 20% adverse change	(1,847)
Prepayment rate:
Impact on fair value of 10% adverse change	(318)
Impact on fair value of 20% adverse change	(625)

The sensitivities presented in this note are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the above tables, the effect of a variation in a particular assumption of the fair value of the interest is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.